CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 1,858,513	$ 877,421
Accounts receivable, net of allowances of $257,463	831,390
Prepaid expenses and other current assets	240,352	97,585
Total current assets	2,930,255	975,006
Other assets	10,914	10,930
Total assets	2,941,169	985,936
Current liabilities:
Accounts payable (includes $149,067 and $92,744 due to related parties, respectively)	3,153,310	2,073,402
Accrued settlement expense	39,486,139
Accrued clinical site costs	1,547,432
Accrued and other current liabilities	1,728,483	9,649
Dividends payable	7,589	7,589
Convertible notes payable and accrued interest		130,251
Notes payable and accrued interest	248,861	154,190
Total current liabilities	46,164,225
Notes payable and accrued interest	547,827
Convertible notes payable and accrued interest		3,461,805
Total liabilities	46,712,052
Stockholders' equity (deficit):
Convertible preferred stock
Common stock, $0.001 par value, 20,000,000 and 14,060,001 shares authorized; 11,227,676 and 10,686,191 shares issued and outstanding at December 31, 2020 and 2019, respectively	11,228	10,686
Additional paid-in capital	46,365,863
Accumulated deficit	(90,179,720)	(38,402,816)
Total stockholders' equity (deficit)	(43,770,883)	(4,843,405)
Total liabilities and stockholders' equity (deficit)	2,941,169	985,936
Convertible Series A Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock	1,000	1,000
Total stockholders' equity (deficit)	1,000	1,000
Convertible Series B-1 Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock	1,050	1,050
Total stockholders' equity (deficit)	1,050	1,050
Convertible Series B-1A Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock	317	317
Total stockholders' equity (deficit)	317	317
Convertible Series B-2 Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock	4
Total stockholders' equity (deficit)	4
As Previously Reported
Current liabilities:
Total current liabilities	46,171,814
Total liabilities	46,719,641
Stockholders' equity (deficit):
Common stock, $0.001 par value, 20,000,000 and 14,060,001 shares authorized; 11,227,676 and 10,686,191 shares issued and outstanding at December 31, 2020 and 2019, respectively	42,974
Additional paid-in capital	46,387,649
Total stockholders' equity (deficit)	$ (43,778,472)	$ (4,850,950)